Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure of Trade Receivables	7.1 Trade receivables

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Trade receivables	3,513	5,026
Valuation allowance	(554)	(1,050)

Total net value of trade receivables	2,959	3,976

Disclosure of Subsidies Receivables	7.2 Subsidies receivables

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Research tax credit	9,140	5,367

Total subsidies receivables	9,140	5,367

Disclosure of Other Current Assets
7.3 Other current assets

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
VAT receivables	3,044	3,205
Prepaid expenses and other prepayments	11,829	11,703
Tax and social receivables	150	277
Deferred expenses and other current assets	594	6,601

Total other current assets	15,617	21,786